(10-K22 - Summary of Significant Accounting Policies - ) Derivative Financial Instruments - Interest Rate Swaps (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) agreement	Dec. 31, 2022 USD ($) agreement
Derivative [Line Items]
Number of interest rate swap agreements | agreement	4	5
Interest Rate Swap One [Member]
Derivative [Line Items]
Date entered	2017-08	2017-08
Notional amount	$ 200,000	$ 200,000
Fixed interest rate paid	2.123%	2.123%
Variable interest rate received	1-month Term SOFR	1-month Term SOFR
Effective date	2022-11	2022-11
Expiration date	2025-10	2025-10
Interest Rate Swap Two [Member]
Derivative [Line Items]
Date entered	2018-06	2017-08
Notional amount	$ 200,000	$ 150,000
Fixed interest rate paid	2.848%	1.772%
Variable interest rate received	1-month Term SOFR	1-month Term SOFR
Effective date	2022-11	2022-11
Expiration date	2025-10	2023-02
Interest Rate Swap Three [Member]
Derivative [Line Items]
Date entered	2018-06	2018-06
Notional amount	$ 200,000	$ 200,000
Fixed interest rate paid	2.8284%	2.848%
Variable interest rate received	1-month Term SOFR	1-month Term SOFR
Effective date	2022-11	2022-11
Expiration date	2025-10	2025-10
Interest Rate Swap Four [Member]
Derivative [Line Items]
Date entered	2018-12	2018-06
Notional amount	$ 200,000	$ 200,000
Fixed interest rate paid	2.7715%	2.8284%
Variable interest rate received	1-month Term SOFR	1-month Term SOFR
Effective date	2022-11	2022-11
Expiration date	2027-07	2025-10
Interest Rate Swap Five [Member]
Derivative [Line Items]
Date entered		2018-12
Notional amount		$ 200,000
Fixed interest rate paid		2.7715%
Variable interest rate received		1-month Term SOFR
Effective date		2022-11
Expiration date		2027-07